SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about number and weighted average exercise prices of stock options [Table Text Block]
	Weighted average exercise price (C$)	Number outstanding
As at May 31, 2019	$2.30	2,171,873
Granted	7.66	600,000
Exercised	1.71	(565,603)
Cancelled/Expired	2.32	(3,125)
As at May 31, 2020	$3.91	2,203,145
Granted	12.85	420,000
Exercised	2.44	(88,875)
As at December 31, 2020	$5.44	2,534,270
Granted	11.73	500,000
Exercised	1.76	(200,832)
As at December 31, 2021	$6.81	2,833,438

Disclosure of detailed information about pricing model with weighted average assumptions for share option granted [Table Text Block]
	Twelve months	Seven months	Twelve months
	ended	ended	ended
	December 31,	December 31,	May 31,
	2021	2020	2020
Risk free interest rate	0.96%	0.40%	1.54%
Expected dividend yield	0%	0%	0.63%
Expected stock price volatility	58%	58%	60%
Expected life in years	5	5	5
Forfeiture rate	0%	0%	0%

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
Expiry date	Exercise price (C$)	Number outstanding	Number exercisable
March 6, 2022	$2.32	68,750	68,750
July 31, 2022	$2.16	401,000	401,000
March 1, 2023	$2.56	231,500	231,500
September 17, 2023	$2.92	320,313	320,313
January 4, 2024	$3.24	303,125	303,125
January 15, 2025	$7.66	588,750	438,750
November 6, 2025	$12.85	420,000	210,000
April 27, 2026	$11.73	500,000	-
		2,833,438	1,973,438

Disclosure of detailed information about number and weighted average exercise prices of Restricted share units [Table Text Block]
Number
outstanding
As at May 31, 2019	-
Granted	171,805
Settled	(90,805)
As at May 31, 2020	81,000
Granted	205,000
Settled	(75,000)
As at December 31, 2020	211,000
Granted	267,000
Settled	(40,000)
As at December 31, 2021	438,000